Investment Portfolio	as of August 31, 2019 (Unaudited)

DWS Health and Wellness Fund

	Shares	Value ($)
Common Stocks 96.5%
Health Care 96.5%
Biotechnology 12.8%
Acceleron Pharma, Inc.*	22,783	1,023,185
Agios Pharmaceuticals, Inc.* (a)	19,554	742,074
Alexion Pharmaceuticals, Inc.*	22,512	2,268,309
Alkermes PLC*	25,611	537,319
Amgen, Inc.	31,292	6,528,137
Amicus Therapeutics, Inc.*	25,978	256,922
Apellis Pharmaceuticals, Inc.*	10,132	294,841
Arena Pharmaceuticals, Inc.*	21,379	1,130,735
ArQule, Inc.*	26,674	238,999
Ascendis Pharma A/S (ADR)*	3,163	354,351
Assembly Biosciences, Inc.*	10,566	119,501
Biogen., Inc.*	8,842	1,943,030
Biohaven Pharmaceutical Holding Co., Ltd.*	13,030	510,646
BioMarin Pharmaceutical, Inc.*	35,656	2,676,339
Bluebird Bio, Inc.*	5,046	521,302
Blueprint Medicines Corp.*	11,193	858,167
Genmab AS*	3,815	776,667
Gilead Sciences, Inc.	72,327	4,595,658
Incyte Corp.*	17,952	1,468,833
Livongo Health, Inc.* (a)	8,006	245,304
MyoKardia, Inc.*	5,264	283,045
Natera, Inc.*	11,083	365,185
Neurocrine Biosciences, Inc.*	13,274	1,319,701
Ra Pharmaceuticals, Inc.*	25,227	686,174
Sangamo Therapeutics, Inc.*	35,000	381,500
Sarepta Therapeutics, Inc.*	6,273	565,511
Seattle Genetics, Inc.*	12,618	916,572
Tocagen, Inc.*	28,300	91,975
Vertex Pharmaceuticals, Inc.*	23,423	4,216,609
		35,916,591
Health Care Services 18.7%
Amedisys, Inc.*	12,367	1,591,757
Anthem, Inc.	20,687	5,410,064
Avantor, Inc.*	73,098	1,279,215
Centene Corp.*	27,726	1,292,586
Cerner Corp.	19,678	1,356,011
Cigna Corp.*	26,121	4,021,850
Cross Country Healthcare, Inc.*	33,021	338,465
HCA Healthcare, Inc.	20,484	2,462,177
Humana, Inc.	19,599	5,550,633
IQVIA Holdings, Inc.*	20,389	3,163,353
Quest Diagnostics, Inc.	14,351	1,469,112
Teladoc Health, Inc.* (a)	15,450	894,246
Thermo Fisher Scientific, Inc.	29,983	8,606,920
UnitedHealth Group, Inc.	59,140	13,838,760
Veeva Systems, Inc. "A"*	7,316	1,173,340
		52,448,489
Medical Supply & Specialty 36.6%
Abbott Laboratories	206,212	17,594,008
Agilent Technologies, Inc.	32,155	2,286,542
Alcon, Inc.*	18,137	1,104,987
Align Technology, Inc.*	3,301	604,446
Baxter International, Inc.	66,261	5,827,655
Becton, Dickinson & Co.	19,397	4,925,286
Boston Scientific Corp.*	214,791	9,178,020
Danaher Corp.	30,968	4,400,243
DexCom, Inc.*	5,279	905,929
Edwards Lifesciences Corp.*	26,766	5,937,770
Exact Sciences Corp.*	8,339	994,176
Genomic Health, Inc.*	16,479	1,263,280
Globus Medical, Inc. "A"*	16,618	848,681
Guardant Health, Inc.*	4,100	358,873
IDEXX Laboratories, Inc.*	5,419	1,570,101
Illumina, Inc.*	8,770	2,467,352
Insulet Corp.*	4,943	762,062
Intuitive Surgical, Inc.*	10,620	5,430,431
iRhythm Technologies, Inc.*	7,107	540,985
LHC Group, Inc.*	4,109	486,917
Masimo Corp.*	23,858	3,656,239
Medtronic PLC	91,035	9,821,766
ResMed, Inc.	24,741	3,446,421
Stryker Corp.	34,465	7,605,047
Tandem Diabetes Care, Inc.*	15,337	1,110,859
Teleflex, Inc.	10,692	3,891,033
The Cooper Companies, Inc.	1,883	583,259
Varian Medical Systems, Inc.*	16,099	1,705,367
Waters Corp.*	2,076	439,884
Wright Medical Group NV*	48,764	1,016,729
Zimmer Biomet Holdings, Inc.	13,257	1,845,374
		102,609,722
Pharmaceuticals 28.4%
Allergan PLC	14,239	2,274,253
AstraZeneca PLC (ADR)	181,683	8,181,186
Bayer AG (ADR)	81,931	1,524,736
Bristol-Myers Squibb Co.	68,419	3,288,901
Elanco Animal Health, Inc.*	57,068	1,484,909
Eli Lilly & Co.	61,804	6,981,998
GlaxoSmithKline PLC (ADR)	87,849	3,652,761
Johnson & Johnson	23,425	3,006,833
Lonza Group AG (Registered)s	7,757	2,741,499
Merck & Co., Inc.	135,609	11,726,110
Mirati Therapeutics, Inc.*	4,104	336,405
Nektar Therapeutics*	6,851	120,372
Novartis AG (ADR)	47,034	4,238,234
Novo Nordisk AS (ADR)	73,373	3,823,467
Pfizer, Inc.	202,945	7,214,695
Roche Holding AG (Genusschein)	25,445	6,956,723
Sanofi (ADR)	131,485	5,647,281
uniQure NV*	6,918	375,302
Zoetis, Inc.	46,714	5,905,584
		79,481,249
Total Common Stocks (Cost $155,142,363)		270,456,051
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.04% (b) (c) (Cost $1,718,225)	1,718,225	1,718,225
Cash Equivalents 3.7%
DWS Central Cash Management Government Fund, 2.14% (b) (Cost $10,237,189)	10,237,189	10,237,189
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $167,097,777)	100.8	282,411,465
Other Assets and Liabilities, Net	(0.8)	(2,173,823)
Net Assets	100.0	280,237,642

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended August 31, 2019 are as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.04% (b) (c)
376,875	1,341,350 (d)	—	—	—	603	—	1,718,225	1,718,225
Cash Equivalents 3.7%
DWS Central Cash Management Government Fund, 2.14% (b)
11,315,341	20,810,087	21,888,239	—	—	72,587	—	10,237,189	10,237,189
11,692,216	22,151,437	21,888,239	—	—	73,190	—	11,955,414	11,955,414

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $1,690,261, which is 0.6% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$35,139,924	$776,667	$—	$35,916,591
Health Care Services	52,448,489	—	—	52,448,489
Medical Supply & Specialty	102,609,722	—	—	102,609,722
Pharmaceuticals	79,481,249	—	—	79,481,249
Short-Term Investments (e)	11,955,414	—	—	11,955,414
Total	$281,634,798	$776,667	$—	$282,411,465

(e)	See Investment Portfolio for additional detailed categorizations.